Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Feb. 28, 2020
Registrant Name	dei_EntityRegistrantName	T. Rowe Price Tax-Exempt Money Fund, Inc.
Entity Central Index Key	dei_EntityCentralIndexKey	0000315748
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Mar. 16, 2021
Document Effective Date	dei_DocumentEffectiveDate	Mar. 16, 2021
Prospectus Date	rr_ProspectusDate	Jul. 01, 2020
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A